EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 19, 2011 (Accession

No. 0001193125-11-227103), to the Prospectuses dated May 1, 2011, for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund, each a series of Legg Mason Charles Street Trust Inc., and for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust, each a series of Legg Mason Global Trust Inc.